Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Company's Open Commodity Contracts

The following table represents the Company’s open commodity contracts at June 30, 2018:

	2018	2019	2020	Total
Oil fixed price swaps
Volume (Mbbl)	2,576	4,608	410	7,594
Weighted-average price per bbl	$57.45	$58.66	$60.19	$58.33
Natural gas fixed price swaps
Volume (Bbtu)	16,284	21,900	5,005	43,189
Weighted-average price per mmbtu	$2.94	$2.90	$2.69	$2.89
Natural gas basis swaps
Volume (Bbtu)	9,200	10,950	—	20,150
Weighted-average price per mmbtu	$0.54	$0.55	$—	$0.55

The following table represents the Company’s open commodity contracts at December 31, 2017:

Total
Oil fixed price swaps
2018
Volume (bbl)	2,374,000
Weighted-average price per bbl	$54.47
2019
Volume (bbl)	1,140,250
Weighted-average price per bbl	$54.09
Natural gas fixed price swaps
2018
Volume (mmbtu)	16,440,000
Weighted-average price per mmbtu	$3.00
2019
Volume (mmbtu)	10,950,000
Weighted-average price per mmbtu	$2.97
Natural gas basis swaps
2018
Volume (mmbtu)	16,440,000
Weighted-average price per mmbtu	$0.55
2019
Volume (mmbtu)	10,950,000
Weighted-average price per mmbtu	$0.55